Accounts Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Accounts Expenses and Other Liabilities

9. Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31
	2016	2017
	RMB	RMB
Accrued marketing expense	62,159	105,544
Accrued payment channel surcharges	—	26,053
Accrued professional service fee	20,374	21,333
Accrued technical services expense	4,838	16,854
Management fee payable to trust administrator	—	10,000
Payable for purchase of property, equipment and software	—	6,585
Others	13,978	25,245
	101,349	211,614